Other Receivables	12 Months Ended
Dec. 31, 2013
Other Receivables [Abstract]
OTHER RECEIVABLES
NOTE 5 – OTHER RECEIVABLES

At December 31, 2013 and 2012, the Company reported other receivables of $499,303 and $93,971, respectively, including an allowance for doubtful receivables of $230,330 and $11,457.

The balances of other receivables as of December 31, 2013 and 2012 included the following:

	December 31,
	2013	2012
Deposits to supermarkets	$117,661	$79,419
Loan receivable	589,159	-
Travel advances to employees	21,785	22,648
Others	1,028	3,361
	729,633	105,428
Less: allowance for doubtful accounts	(230,330)	(11,457)
	$499,303	$93,971

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $215,688 and $1,436 for the years ended December 31, 2013 and 2012.

The loan receivable of $589,159 was a loan to one of the Company’s suppliers, Mr. Benshuang Yao. The loan was due on March 31, 2014 without collateral and interest burden.